Acquisitions (Schedule Of Presentation Of Income) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Acquisitions [Abstract]
Operating revenues	$ 239,463	[1]	$ 205,820	[2]	$ 113,590
Operating expenses, net of gain from exchange of property, plant and equipment			(131,949)	[2]
Operating expenses	(163,603)	[1]	(133,055)		(65,718)
Operating income	75,860	[1]	73,871	[2]	47,872
Net income per limited partner unit - basic	$ 0.37	[1],[3]	$ 1.00	[2]	$ 1.11
Net income per limited partner unit - diluted	$ 0.37	[1],[3]	$ 1.00	[2]	$ 1.03
Weighted-average number of limited partner units - Basic	45,223	[3],[4]	37,206	[2],[4]	29,070	[4]
Weighted-average number of limited partner units - Diluted	45,420	[3],[4]	37,320	[2],[4]	31,316	[4]
Operating revenues, Proforma Adjustment	9,950	[5]	25,827	[6]	74,217	[7]
Operating expenses, net of gain from exchange of property, plant and equipment, Proforma Adjustment	(7,168)	[5]	(22,911)	[6]	(70,295)	[7]
Operating income, Proforma Adjustment	2,782	[5]	2,916	[6]	3,922	[7]
Operating revenues, Combined	249,413		231,647		187,807
Operating expenses, net of gain from exchange of property, plant and equipment, Combined	(170,771)		(154,860)		(136,013)
Operating income, Combined	$ 78,642		$ 76,787		$ 51,794
Net income per limited partner unit - basic, Combined	$ 0.37	[3]	$ 0.87		$ 0.80
Net income per limited partner unit - diluted, Combined	$ 0.37	[3]	$ 0.87		$ 0.75
Weighted-average number of limited partner units - Basic, Combined	45,223	[3]	38,835		35,561
Weighted-average number of limited partner units - Diluted, Combined	45,420	[3]	38,949		37,807

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.
[3]	Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.
[4]	Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.
[5]	Represents approximately ten months of operating income for the EMAC acquisition prior to the acquisition.
[6]	Represents approximately one month of operating income for the Las Animas Acquisition, three months of operating income for the Frontier Gas Acquisition and ten months of operating income for the Tristate Acquisition, prior to the respective acquisition.
[7]	Represents operating income for the Las Animas Acquisition, the Frontier Gas Acquisition and the Tristate Acquisition for the year ended December 31, 2010.